Other Operating Expenses (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of other operating expenses [Abstract]
Care and maintenance costs	$ 39	$ 47	$ 74
Pension and medical defined benefit provisions	4	5	10
Government fiscal claims, care and maintenance of old tailings operations and other expenses	6	5	13
Other operating expenses	$ 49	$ 57	$ 97